Selected Quarterly Financial Data (Unaudited) - Schedule of Selected Quarterly Financial Data (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for finance receivable losses									$ 1,865,362	$ 1,134,518
Provision for (benefit from) income taxes									0	0
Net income (loss)									243,000,000	(93,000,000)	$ 589,000,000
Net income (loss) attributable to OneMain Holdings, Inc.									(4,728,869)	(5,698,198)
OneMain Holdings, Inc. [Member]
Interest income	$ 768,000,000	$ 770,000,000	$ 741,000,000	$ 831,000,000	$ 690,000,000	$ 427,000,000	$ 410,000,000	$ 403,000,000	3,110,000,000	1,930,000,000	1,973,000,000
Interest expense	201,000,000	215,000,000	214,000,000	226,000,000	215,000,000	171,000,000	171,000,000	158,000,000	856,000,000	715,000,000	734,000,000
Provision for finance receivable losses	258,000,000	263,000,000	214,000,000	197,000,000	483,000,000	79,000,000	74,000,000	80,000,000	932,000,000	716,000,000	423,000,000
Other revenues	147,000,000	158,000,000	165,000,000	303,000,000	108,000,000	47,000,000	55,000,000	52,000,000	773,000,000	262,000,000	746,000,000
Other expenses	427,000,000	417,000,000	436,000,000	459,000,000	402,000,000	204,000,000	207,000,000	174,000,000	1,739,000,000	987,000,000	701,000,000
Income (loss) before provision for (benefit from) income taxes	29,000,000	33,000,000	42,000,000	252,000,000	(302,000,000)	20,000,000	13,000,000	43,000,000	356,000,000	(226,000,000)	861,000,000
Provision for (benefit from) income taxes	2,000,000	8,000,000	16,000,000	87,000,000	(134,000,000)	1,000,000	(8,000,000)	8,000,000	113,000,000	(133,000,000)	272,000,000
Net income (loss)	27,000,000	25,000,000	26,000,000	165,000,000	(168,000,000)	19,000,000	21,000,000	35,000,000	243,000,000	(93,000,000)	589,000,000
Net income attributable to non-controlling interests	0	0	0	28,000,000	29,000,000	32,000,000	33,000,000	33,000,000	28,000,000	127,000,000	126,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	$ 27,000,000	$ 25,000,000	$ 26,000,000	$ 137,000,000	$ (197,000,000)	$ (13,000,000)	$ (12,000,000)	$ 2,000,000	$ 215,000,000	$ (220,000,000)	$ 463,000,000
Basic (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 1.02	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ 1.60	$ (1.72)	$ 4.03
Diluted (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 1.01	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ 1.59	$ (1.72)	$ 4.02